Selected Statement of Operations Data - Financial Expenses, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest:
In respect of bank deposits and marketable securities	$ 646	$ 1,074	$ 1,465
Other			39
Income	646	1,074	1,504
Interest:
Bank loan			1,227
Term loans	17,866	7,184
Costs relating to factoring of letters of credits and promissory notes	209	227	71
Net loss from sale of marketable securities		339
Marketable securities and bonds premium/discount amortization	136	316	554
Foreign currencies exchange (gain)/ loss- net	5,115	1,159	168
Bank charges and other	905	895	675
Expenses	24,231	10,120	2,695
Income (Expense)	$ (23,585)	$ (9,046)	$ (1,191)